Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2022
Condensed financial information of the parent company
Condensed financial information of the parent company

27. Condensed financial information of the parent company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	558,271,954	559,373,169	81,101,486
Short-term investments	200,238,180	217,937,726	31,598,000
Short-term amounts due from related parties	1,595,236,014	868,168,614	125,872,617
Total current assets	2,353,746,148	1,645,479,509	238,572,103
Non-current assets:	—	—	—
Investment in subsidiaries	769,404,888	635,715,140	92,170,031
Contractual interests in VIEs and VIEs’ subsidiaries	10,081,286,481	9,770,421,610	1,416,577,976
Total non-current assets	10,850,691,369	10,406,136,750	1,508,748,007
TOTAL ASSETS	13,204,437,517	12,051,616,259	1,747,320,110

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	2,020,586	5,024,052	728,419
Short-term amounts due to related parties	4,329,997	3,879,999	562,548
Total current liabilities	6,350,583	8,904,051	1,290,967
Non-current liabilities
Convertible senior notes	681,400,553	—	—
Total non-current liabilities	681,400,553	—	—
TOTAL LIABILITIES	687,751,136	8,904,051	1,290,967
Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 201,304,881 shares issued and 190,243,651 shares outstanding, as of December 31, 2021; 656,508,828 shares authorized, 201,304,881 shares issued and 168,755,154 shares outstanding, as of December 31, 2022)	132,052	132,052	19,146
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2021 and 2022)	43,836	43,836	6,355
Treasury shares	(346,320,584)	(486,954,953)	(70,601,832)
Additional paid-in capital	4,017,374,973	4,036,197,237	585,193,592
Accumulated other comprehensive loss	(58,997,174)	(45,960,186)	(6,663,601)
Retained earnings	8,904,453,278	8,539,254,222	1,238,075,483
Total shareholders’ equity	12,516,686,381	12,042,712,208	1,746,029,143
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,204,437,517	12,051,616,259	1,747,320,110

27. Condensed financial information of the parent company - continued

Condensed statements of comprehensive income/(loss)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Share-based compensation expense	(45,633,820)	(35,344,620)	(24,053,760)	(3,487,467)
General and administrative	(38,512,789)	(9,973,856)	(26,199,820)	(3,798,617)
Interest and investment income, net	(15,718,860)	(22,506,569)	(13,148,315)	(1,906,326)
Other non-interest income	19,633,391	4,979,926	11,548,297	1,674,346
Foreign exchange loss, net	2,073,798	352,492	404,232	58,608
Income from the repurchase of convertible senior notes	622,109,001	12,046,522	10,028,456	1,453,989
Share of loss in subsidiaries	(192,796,924)	(292,443,982)	(121,864,519)	(17,668,694)
Contractual interests in VIEs and VIEs’ subsidiaries	607,664,864	931,964,165	(198,678,694)	(28,805,703)
Net income/(loss) before income taxes	958,818,661	589,074,078	(361,964,123)	(52,479,864)
Income tax expense	—	—	—	—
Net income/(loss)	958,818,661	589,074,078	(361,964,123)	(52,479,864)
Other comprehensive income/(loss)
Foreign currency translation adjustment	(38,454,600)	(7,577,408)	13,036,988	1,890,186
Total comprehensive income/(loss)	920,364,061	581,496,670	(348,927,135)	(50,589,678)

Condensed statements of cash flows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income/(loss)	958,818,661	589,074,078	(361,964,123)	(52,479,864)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Share of loss in subsidiaries	192,796,924	292,443,982	121,864,519	17,668,694
Contractual interests in VIEs and VIEs’ subsidiaries	(607,664,864)	(931,964,165)	198,678,694	28,805,703
Share-based compensation expense	45,633,820	35,344,620	24,053,760	3,487,467
Income from the repurchase of convertible senior notes	(622,109,001)	(12,046,522)	(10,028,456)	(1,453,989)
Accrued interest of convertible senior notes	27,107,232	15,982,460	1,732,915	251,249
Unrealized investment income of short-term Investments	—	4,264,330	67,907,228	9,845,623
Foreign exchange loss net	(2,073,798)	(352,492)	(404,232)	(58,608)
Changes in operating assets and liabilities:
Receivables from related party	(221,873,465)	(97,924)	—	—
Payable to employees	(176,326)	(762)	66,077	9,580
Other current receivables	618,772	—	—	—
Other current payables	5,651,200	(4,184,856)	2,937,392	425,882
Net cash provided by/(used in) operating activities	(223,270,845)	(11,537,251)	44,843,774	6,501,737
Net cash provided by/(used in) investing activities	1,497,130,562	(132,143,216)	908,576,201	131,731,166
Net cash used in financing activities	(1,522,314,300)	(127,088,249)	(834,990,790)	(121,062,285)
Effect of exchange rate changes on cash and cash equivalents	84,221,631	15,864,881	(117,327,970)	(17,010,957)
Net (decrease)/increase in cash and cash equivalents	(164,232,952)	(254,903,835)	1,101,215	159,661
Cash and cash equivalents at beginning of the year	977,408,741	813,175,789	558,271,954	80,941,825
Cash and cash equivalents at end of the year	813,175,789	558,271,954	559,373,169	81,101,486

27. Condensed financial information of the parent company – continued

Condensed statements of cash flows – continued

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income/(loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.